NET INCOME PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NET INCOME PER SHARE
Net income (loss) attributable to Camelot Information Systems Inc.		$ (40,546)	$ (40,824)	$ 18,597
Numerator used in basic and diluted net income per share:
Net income (loss) attributable to Camelot Information Systems Inc. allocated for computing net income per ordinary share-basic		(40,546)	(40,824)	15,411
Net income (loss) attributable to Camelot Information Systems Inc. allocated for computing net income per ordinary share-diluted		(40,546)	(40,824)	18,597
Shares (denominator)
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic		177,711,280	179,954,056	128,663,415
Series A and Series B convertible preferred shares (as - if converted method)				26,605,529
Employee share options (treasury effect)				9,989,086
Weighted average ordinary shares outstanding used in computing net income per ordinary share-diluted		177,711,280	179,954,056	165,258,030
Net income (loss) attributable to Camelot Information Systems Inc. per ordinary share-basic (in dollars per share)		$ (0.23)	$ (0.23)	$ 0.12
Net income (loss) attributable to Camelot Information Systems Inc. per ordinary share-diluted (in dollars per share)		$ (0.23)	$ (0.23)	$ 0.11
Stock split ratio	4
Employee share options excluded in computation of diluted net income per share, as their effect would be anti-dilutive		7,355,328	16,059,328	2,690,000
Series A convertible preferred shares
Numerator used in basic and diluted net income per share:
Net income attributable to Camelot Information Systems Inc. allocated to convertible preferred share				2,920
Shares (denominator)
Stock split ratio	4
Series B convertible preferred shares
Numerator used in basic and diluted net income per share:
Net income attributable to Camelot Information Systems Inc. allocated to convertible preferred share				$ 266
Shares (denominator)
Stock split ratio	4